Subsequent Events - Additional Information (Details) - Lea County Asset Acquisition [Member]	Feb. 25, 2025 USD ($) a	Nov. 22, 2024 USD ($) a	Mar. 18, 2024 USD ($) a
Subsequent Event [Line Items]
Area of land | a		5,820	11,000
Total purchase price | $		$ 26,800,000	$ 26,400,000
Subsequent Event
Subsequent Event [Line Items]
Area of land | a	3,000
Total purchase price | $	$ 16,700,000